Supplemental Cash Flow Information (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Line Items]
Interest Paid, Total	$ 19,405	$ 17,595